Shareholder Fees {- Fidelity SAI International SMA Completion Fund}	Dec. 30, 2020 USD ($)
10.31 Fidelity SAI International SMA Completion Fund PRO-03 | Fidelity SAI International SMA Completion Fund
Shareholder Fees:
(fees paid directly from your investment)	none